Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of subsidiaries [Table Text Block]
				Beneficial
				ownership of
				ultimate controlling
				party (Hudbay
				Minerals Inc.)
			Entity's
Name	Jurisdiction	Business	Parent	2017	2016
HudBay Marketing & Sales Inc.	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/ development	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Rosemont Copper Company [1]	Arizona	Exploration/ development	HudBay Arizona (US) Holding Corporation	100%	100%

Disclosure of information about key management personnel [Table Text Block]
	2017	2016
Short-term employee benefits [1]	$8,654	$8,470
Post-employment benefits	777	594
Long-term share-based awards	6,110	5,479

	$15,541	$14,543